Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of share capital
	December 31, 2021		December 31, 2020
	Authorized	Outstanding	Authorized	Outstanding
Ordinary shares of NIS 1 par value	70,000,000	44,799,794	70,000,000	44,742,963

Schedule of movement in share capital
Number of
shares

Balance as of January 1, 2020	40,353,101

Issue of shares	4,166,667
Exercise of options into shares	164,867
Vesting of restricted shares	58,328
Balance as of December 31, 2020	44,742,963

Issue of shares	-
Exercise of options into shares	4,293
Vesting of restricted shares	52,538

Balance as of December 31, 2021	44,799,794